ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Accrued Expenses And Other Accounts Payable [Line Items]
Employees and payroll accruals	$ 8,105	$ 7,243
Accrued expenses	4,204	5,191
Deferred and contingent payments related to acquisitions	1,211	170
Government authorities	2,978	1,395
Other	1,423	1,014
Accrued Expenses And Other Accounts Payable	$ 17,921	$ 15,013